Fixed Assets, net - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Vessel Costs
Balance at the beginning of the period	$ 4,058,230	$ 3,903,896	$ 3,917,443
Additions	694,997	154,334	4,580
Transfers from right-of-use assets and to vessel held for sale			79,179
Disposals	(3,940)		(97,306)
Depreciation	148,344	129,287	131,214
Balance at the end of the period	4,749,287	4,058,230	3,903,896
Accumulated Depreciation
Balance at the beginning of the period	(1,311,689)	(1,182,402)	(1,055,792)
Transfers from right-of-use assets and to vessel held for sale			(5,896)
Disposals	1,055		10,500
Depreciation	(148,344)	(129,287)	(131,214)
Balance at the end of the period	(1,458,978)	(1,311,689)	(1,182,402)
Net Book Value
Balance at the beginning of the period	2,746,541	2,721,494	2,861,651
Additions	694,997	154,334	4,580
Transfers from right-of-use assets and to vessel held for sale			73,283
Disposals	(2,885)		(86,806)
Depreciation	148,344	(129,287)	131,214
Balance at the end of the period	$ 3,290,309	$ 2,746,541	$ 2,721,494